Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Categories of Financial Instruments
33.1. Categories of financial instruments

December 31, 2023 TCHF	Financial assets at amortised cost	Financial liabilities at amortised cost	Financial liabilities at FVTPL	Total
Other non-current assets	116	—	—	116
Trade receivables	1,171	—	—	1,171
Other current assets and receivables	1,740	—	—	1,740
Cash and cash equivalents	14,556	—	—	14,556

Total financial assets	17,583	—	—	17,583

Non-current lease liabilities	—	2,086	—	2,086
Non-current borrowings	—	9	—	9
Current lease liabilities	—	524	—	524
Current borrowings	—	337	—	337
Provisions for milestone payments	—	—	6,203	6,203
Trade payables	—	1,025	—	1,025
Financial liabilities due to related parties	—	1,355	—	1,355
Other current payables and liabilities	—	2,220	—	2,220

Total financial liabilities	—	7,556	6,203	13,759

December 31, 2022 TCHF	Financial assets at amortised cost	Financial liabilities at amortised cost	Financial liabilities at FVTPL	Total
Other non-current assets	114	—	—	114
Trade receivables	1,321	—	—	1,321
Other current assets and receivables	956	—	—	956
Cash and cash equivalents	19,237	—	—	19,237

Total financial assets	21,628	—	—	21,628

Non-current lease liabilities	—	2,232	—	2,232
Non-current borrowings	—	16	—	16
Current lease liabilities	—	444	—	444
Current borrowings	—	372	—	372
Provisions for milestone payments	—	—	10,867	10,867
Trade payables	—	1,625	—	1,625
Financial liabilities due to related parties	—	1,280	—	1,280
Other current payables and liabilities	—	2,214	—	2,214

Total financial liabilities	—	8,183	10,867	19,050

Summary of Reconciliation of Liabilities Arising From Financing Activities
33.2 Reconciliation of liabilities arising from financing activities

			Non cash-changes
2023 TCHF	Opening balance	Financing cash flows	Additional leases	Accrued interest	Foreign exchange	Closing balance
Lease liabilities (note 8.2)	2,676	(530)	420	—	44	2,610
Borrowings (note 16)	388	(20)	—	—	(22)	346
Due to related parties (note 19)	1,280	—	—	75	—	1,355

Total	4,344	(550)	420	75	22	4,311

			Non cash-changes
2022 TCHF	Opening balance	Financing cash flows	Additional leases	Accrued interest	Foreign exchange	Closing balance
Lease liabilities (note 8.2)	2,523	(390)	551	—	(8)	2,676
Borrowings (note 16)	491	(81)	—	1	(23)	388
Due to related parties (note 19)	1,250	—	—	30	—	1,280

Total	4,264	(471)	551	31	(31)	4,344